Performance Management - PUTNAM CORE EQUITY FUND	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]

Best Quarter:	Q2 2020	21.36%
Worst Quarter:	Q1 2020	-22.85%
As of June 30, 2026, the fund’s year‑to‑date return was 7.02%.

Performance Table Heading	Average annual total returns after sales charges(for periods ended 12/31/25)
Performance Table Narrative
After‑tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After-
tax returns are shown for class A shares only and will vary for other classes. These after‑tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax‑advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Uses Highest Federal Rate	After‑tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown.These after‑tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax‑advantaged arrangement.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after‑tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax‑advantaged arrangement.
Performance Availability Website Address [Text]	www.franklintempleton.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	7.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020